Acquisition of PEG Partners, LLC - Schedule of consolidated statements of operations includes revenues and net income from PEG (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Net income (loss)	$ (1,037)	$ (560)	$ (3,444)	$ (1,502)	$ (1,597)	$ (4,946)	$ (11,086)	$ 12,068
Net loss attributable to non-controlling interests	28		(157)		207	46	(42)	(716)
Net loss attributable to parent	$ (1,066)		$ (3,287)		$ (1,804)	$ (4,991)	(11,044)	12,784
PEG Partners LLC [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Revenue							24,028	12,411
Net income (loss)							(209)	(3,582)
Net loss attributable to non-controlling interests							(42)	(716)
Net loss attributable to parent							$ (168)	$ (2,866)